LEASE LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2025
Lease Liabilities
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2023	$790,023
Interest expense	65,378
Lease payments	(423,157)
Foreign exchange translation	(4,223)
Balance at December 31, 2024	428,021
Interest expense	28,969
Lease payments	(143,142)
Balance at September 30, 2025	$313,848

Which consists of:

	September 30, 2025	December 31, 2024
Current lease liability	$151,033	$154,147
Non-current lease liability	162,815	273,874
Ending balance	$313,848	$428,021

SCHEDULE OF OPERATING MATURITY ANALYSIS
Maturity analysis	September 30, 2025	December 31, 2024
Less than one year	$176,094	$190,856
One to three years	178,161	282,419
Four to five years	-	71,836
Total undiscounted lease liabilities	354,255	545,111
Amount representing interest	(40,407)	(117,090)
	$313,848	$428,021